Accounts Receivable, net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Trade receivable	$ 274	$ 100
Other receivables	970	86
Grant receivable	0	5,011
Contract assets	2,118	1,499
Sales tax receivable	1,966	963
Deferred transaction costs	0	1,818
Total	$ 5,328	$ 9,477